Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consist of the following：

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Accounts receivable - Product sales	71,471	47,672
Accounts receivable - Online marketing and information service and other service	5,873	2,932
Allowance of expected credit loss	(602)	(486)
Total	76,742	50,118

Schedule of Movement of Allowance of Expected Credit Loss

Movement of allowance of Expected credit loss:

	As of March 31,	As of March 31,	As of March 31,
	2022	2023	2024
	RMB	RMB	RMB

At beginning of year	256	469	602
Addition/(reversal)	213	133	(116)
At end of year	469	602	486